Submission	Oct. 20, 2026
Submission [Line Items]
Central Index Key	0001067701
Registrant Name	UNITED RENTALS, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES